Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] Cash Flow Hedge [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Fair value derivative asset				$ 153	$ 3,753		$ 301
Notional amount of derivative asset				5,760	45,000	33,900	12,490
Fair value derivative liability								(1,243)		(2,901)		(1,543)
Notional amount of derivative liability								38,426		18,424	66,300	54,000
Fair value	(391)	(1,089)
Notional amount	$ 101,850	$ 72,250